Leases - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Leases
Lease costs under operating leases	¥ 32,958,949	$ 4,515,358	¥ 27,357,349	¥ 56,019,089
Weighted average discount rate	3.82%		6.52%		3.82%
Weighted average remaining lease term	69 months		36 months		69 months
Over 5 years	¥ 14,278,622		¥ 934,146		$ 1,956,163